                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-4165
                                   ---------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                   -----------------------------

Date of fiscal year end:         09-30
                         -------------------------------------------------------

Date of reporting period:        09-30-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

AMERICAN CENTURY INVESTMENTS
Annual Report

September 30, 2006

[photo of Autumn scene]

Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

                               [american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the annual report for the American Century
Target Maturities Trust funds for the year ended September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar--which issues customer satisfaction ratings and rankings based on website functionality--ranked americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating,
Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so . . .
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Table of Contents

Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

TARGET 2010

TARGET 2015

TARGET 2020

TARGET 2025

FINANCIAL STATEMENTS

OTHER INFORMATION
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .45
Approval of Management Agreements for Target 2010,

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

A SHIFTING BACKDROP FOR BONDS

The 12 months ended September 30, 2006, provided uneven economic activity and shifting sentiments regarding inflation and interest rates. The U.S. economy grew at a robust 5.6% annualized pace during the first quarter of 2006, rebounding from a late-2005 slump. However, a slowing housing sector and moderating employment growth emerged as potential threats to consumer spending.
Strong corporate profits and solid industrial-sector activity helped offset the consumer-side concerns, but economic growth still decelerated to a sub-2%
annualized pace (based on initial estimates) during the third quarter of 2006.

WAXING AND WANING INTEREST-RATE AND INFLATION EXPECTATIONS

After surging amid the post-hurricane devastation during the third quarter of
2005, energy prices slumped during the fourth quarter. This eased the inflation outlook and spurred hopes that the Federal Reserve (the Fed) would end its two-year interest-rate-hike campaign in early 2006. But concerns about Iran's nuclear program, trouble between Israel and Hezbollah forces in Lebanon, turmoil in Nigeria (Africa's largest oil producer), and strong demand from China triggered another oil price surge in 2006, culminating in mid-July when oil hit a record $78.40 per barrel. Energy prices subsequently fell as economic growth cooled.

In August and September 2006, the Fed held its benchmark rate target at 5.25%
after raising it 17 consecutive times. Although the Fed continued to warn of elevated "core" inflation--measured without food and energy prices--it stated
that longer-term inflation expectations remain contained. Subsequent developments, including a 15% slide in crude oil prices during the third quarter and rising inventories of unsold homes, appeared to support the Fed's decision.

BONDS FINISHED A DIFFICULT PERIOD WITH FLAIR

After struggling against rising interest rates and inflation fears for much of the 12 months, U.S. bonds posted their biggest quarterly returns in years in the third quarter of 2006 following the Fed's pause and declining energy prices.
That was enough to push most U.S. bond returns into positive territory for the reporting period. Reflecting market expectations that economic growth would be slow in 2007 and that the Fed might have to cut interest rates next year,
Treasury yields finished well below the Fed's 5.25% rate target.

ZERO-COUPON TREASURY TOTAL RETURNS
For the year ended September 30, 2006
--------------------------------------------------------------------------------
11/15/10 STRIPS Issue                                          2.08%
--------------------------------------------------------------------------------
11/15/15 STRIPS Issue                                          2.52%
--------------------------------------------------------------------------------
11/15/20 STRIPS Issue                                          1.62%
--------------------------------------------------------------------------------
11/15/25 STRIPS Issue                                          1.13%
--------------------------------------------------------------------------------

------

Target 2010 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                    --------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            2.42%      4.98%       7.81%     12.01%       3/25/85
--------------------------------------------------------------------------------
11/15/10
STRIPS ISSUE              2.08%      5.23%       8.31%     13.10%(1)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)     2.45%      6.38%       8.09%     10.20%(1)      --
--------------------------------------------------------------------------------
Advisor Class             2.16%      4.72%         --       4.97%      10/20/98
--------------------------------------------------------------------------------

(1) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2010 - Portfolio Commentary

PORTFOLIO MANAGERS: JEREMY FLETCHER AND BOB GAHAGAN

PERFORMANCE SUMMARY

Target 2010 returned 2.42%* for the 12 months ended September 30, 2006. By comparison, the coupon-based Treasury STRIPS issue maturing on November 15,
2010--used as a performance gauge for the fund--returned 2.08%. The portfolio's results reflected operating expenses, while the returns of the Treasury STRIPS issue did not.

Much of Target 2010's outperformance versus the Treasury STRIPS issue can be attributed to the portfolio's Resolution Funding Corporation zero-coupon bonds
(REFCORPs) and government agency zeros, which generally provided slightly higher returns than similar-maturity Treasury STRIPS. The fund's absolute return reflected the bond market's challenging environment.

A RISING AND FLATTENING ZERO-COUPON YIELD CURVE

As detailed in the Market Perspective on page 2, rising inflation and short-term interest rates during much of the period curtailed bonds' ability to generate more than modest gains. The zero-coupon bond yield curve (a line plotting bond yields at various maturities) rose and "flattened." Yields on Treasury STRIPS maturing in 2010 increased more than those of longer-maturity STRIPS, reducing the yield gap between short- and long-maturity bonds.

PORTFOLIO POSITIONING & STRATEGY

We continued to focus on our investment approach, which employs a consistent, repeatable framework that helps us to identify the best relative values within the zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction, and attribution analysis while tracking long-term market trends that help us to identify attractively priced securities.

Some of the trades that we executed in line with this investment process included selling coupon-based Treasury STRIPS maturing in August 2011 into what we believed to be above-average demand. Then we put the proceeds to work in principal-based Treasury STRIPS maturing in February 2010. Early in the 12 months, we also sold Financing Corporation zero-coupon bonds maturing in May
2010 and used the proceeds to buy October 2009 maturity zeros issued by the
Federal Home Loan Bank at what we considered better-than-average prices.

Collectively, these and similar trades decreased Target 2010's sensitivity to interest rate changes by reducing the fund's weighted average maturity (WAM)
date (see the Portfolio at a Glance table at left). That paid off as longer-term

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               9/30/05
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.01%                 3.68%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/26/10               10/7/10
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $105.22               $105.62
--------------------------------------------------------------------------------
(1) See graph on page 5.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2010 - Portfolio Commentary

bonds generally underperformed shorter-term ones. However, Target 2010's anticipated value at maturity (AVM) generally rises when the WAM date extends and falls when it contracts, so these changes decreased the fund's projected maturity value by 40 cents. Such AVM changes are typical over short-term time frames when we make tactical trades in an effort to improve long-term performance.

TARGET 2010'S PLACE IN A DIVERSIFIED PORTFOLIO

Target 2010 is designed to serve as a specialty slice of an investor's overall portfolio rather than as a "core" bond holding. The fund offers a fairly predictable rate of return over a long-term time frame by investing in some of the highest credit-quality debt securities in the world, which also means that it can perform well during periods of economic weakness and declining interest rates. However, Target 2010's short-term performance can vary widely, and is susceptible to price declines when interest rates rise. Because of this potential volatility, this fund is best suited for investors who can withstand considerable share-price swings and who have long-term financial goals that coincide with the fund's expected maturity.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Treasury STRIPS                             49.7%                 50.8%
--------------------------------------------------------------------------------
REFCORP STRIPS                              23.2%                 22.7%
--------------------------------------------------------------------------------
CATS                                         6.9%                  6.8%
--------------------------------------------------------------------------------
Other Treasurys                              2.9%                  2.8%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 82.7%                 83.1%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         12.6%                 12.5%
--------------------------------------------------------------------------------
Other Govt. Agencys                          4.5%                  4.4%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         17.1%                 16.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.3%                  0.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.1)%                (0.2)%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2010

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2010 - Schedule of Investments

SEPTEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 82.7%

      $ 1,000,000  STRIPS - COUPON, 3.44%,
                   5/15/09                                         $    887,012
--------------------------------------------------------------------------------
           59,000  TIGR, 3.77%, 5/15/09                                  52,000
--------------------------------------------------------------------------------
        5,106,000  TR, 3.93%, 5/15/09                                 4,500,199
--------------------------------------------------------------------------------
       16,367,000  CATS, 4.98%, 8/15/09                              14,256,312
--------------------------------------------------------------------------------
        1,400,000  Federal Judiciary, 3.47%,
                   8/15/09                                            1,221,165
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 3.47%,
                   8/15/09                                              877,165
--------------------------------------------------------------------------------
           13,000  TIGR, 2.95%, 8/15/09                                   6,968
--------------------------------------------------------------------------------
          149,500  TIGR, 2.95%, 8/15/09                                  80,136
--------------------------------------------------------------------------------
          534,000  REFCORP STRIPS - COUPON,
                   3.65%, 10/15/09                                      464,431
--------------------------------------------------------------------------------
        1,237,000  CATS, 6.31%, 11/15/09                              1,064,593
--------------------------------------------------------------------------------
        3,500,000  STRIPS - COUPON, 4.90%,
                   11/15/09                                           3,035,221
--------------------------------------------------------------------------------
       29,500,000  STRIPS - PRINCIPAL, 5.96%,
                   11/15/09                                          25,586,471
--------------------------------------------------------------------------------
          715,000  REFCORP STRIPS - COUPON,
                   3.63%, 1/15/10                                       615,718
--------------------------------------------------------------------------------
        2,500,000  STRIPS - COUPON, 4.47%,
                   2/15/10                                            2,149,055
--------------------------------------------------------------------------------
       23,500,000  STRIPS - PRINCIPAL, 4.51%,
                   2/15/10                                           20,147,960
--------------------------------------------------------------------------------
        1,228,000  REFCORP STRIPS - COUPON,
                   7.16%, 4/15/10                                     1,046,127
--------------------------------------------------------------------------------
        4,787,000  STRIPS - COUPON, 5.13%,
                   5/15/10                                            4,067,648
--------------------------------------------------------------------------------
          577,000  STRIPS - COUPON, 9.24%,
                   8/15/10                                              485,544
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 4.19%,
                   8/15/10                                            4,205,890
--------------------------------------------------------------------------------
        8,000,000  STRIPS - PRINCIPAL, 4.61%,
                   8/15/10                                            6,729,424
--------------------------------------------------------------------------------
        3,136,000  REFCORP STRIPS - COUPON,
                   6.53%, 10/15/10                                    2,613,991
--------------------------------------------------------------------------------
        4,839,000  STRIPS - COUPON, 7.64%,
                   11/15/10                                           4,025,230
--------------------------------------------------------------------------------
       19,361,000  REFCORP STRIPS - COUPON,
                   6.28%, 1/15/11                                    15,952,457
--------------------------------------------------------------------------------
          507,000  Federal Judiciary, 4.38%,
                   2/15/11                                              413,505
--------------------------------------------------------------------------------
       23,310,000  STRIPS - COUPON, 8.64%,
                   2/15/11                                           19,174,526
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 4.41%,
                   2/15/11                                            4,111,180
--------------------------------------------------------------------------------
        1,850,000  REFCORP STRIPS - COUPON,
                   8.14%, 4/15/11                                     1,512,264
--------------------------------------------------------------------------------
        2,500,000  STRIPS - COUPON, 6.65%,
                   5/15/11                                            2,044,675
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS - COUPON,
                   4.98%, 7/15/11                                     5,645,766
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $12,715,000  STRIPS - COUPON, 6.50%,
                   8/15/11                                         $ 10,223,178
--------------------------------------------------------------------------------
       29,287,000  REFCORP STRIPS - COUPON,
                   4.80%, 10/15/11                                   23,524,900
--------------------------------------------------------------------------------
        3,000,000  STRIPS - COUPON, 4.12%,
                   11/15/11                                           2,420,118
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $175,552,316)                                                 183,140,829
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 17.1%

        5,000,000  FHLB, 4.76%, 10/19/09                              4,300,925
--------------------------------------------------------------------------------
        3,555,000  FHLMC STRIPS - COUPON,
                   4.44%, 1/15/10                                     3,036,354
--------------------------------------------------------------------------------
        3,244,000  FICO STRIPS - COUPON,
                   4.27%, 4/6/10                                      2,742,974
--------------------------------------------------------------------------------
        4,460,000  FICO STRIPS - COUPON,
                   6.02%, 5/11/10                                     3,753,170
--------------------------------------------------------------------------------
        2,805,000  FICO STRIPS - COUPON,
                   6.09%, 5/30/10                                     2,355,019
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS - COUPON,
                   4.95%, 7/15/10                                     3,131,996
--------------------------------------------------------------------------------
        1,231,000  FHLMC STRIPS - COUPON,
                   4.16%, 9/15/10                                     1,020,397
--------------------------------------------------------------------------------
        2,800,000  FICO STRIPS - COUPON,
                   4.42%, 10/6/10                                     2,314,374
--------------------------------------------------------------------------------
        7,000,000  FICO STRIPS - COUPON,
                   6.11%, 11/11/10                                    5,758,374
--------------------------------------------------------------------------------
        2,381,000  Government Trust Certificates,
                   5.11%, 11/15/10                                    1,961,342
--------------------------------------------------------------------------------
        4,403,000  Government Trust Certificates,
                   5.38%, 11/15/10                                    3,626,958
--------------------------------------------------------------------------------
        2,973,000  FICO STRIPS - COUPON,
                   4.77%, 12/6/10                                     2,437,563
--------------------------------------------------------------------------------
        1,845,000  FHLMC STRIPS - COUPON,
                   4.71%, 1/15/11                                     1,504,946
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $37,457,994)                                                   37,944,392
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

          730,000  FHLB Discount Notes, 4.75%,
                   10/2/06(2)
(Cost $729,904)                                                         730,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $213,740,214)                                                 221,815,221
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.1)%                                                  (174,547)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $221,640,674
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2010 - Schedule of Investments

SEPTEMBER 30, 2006

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2015 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                    --------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            2.46%      7.00%       9.28%      9.48%        9/1/86
--------------------------------------------------------------------------------
11/15/15
STRIPS ISSUE              2.52%      7.21%       9.77%      9.17%(1)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)     2.45%      6.38%       8.09%      8.34%(1)       --
--------------------------------------------------------------------------------
Advisor Class             2.21%      6.73%         --       8.08%       7/23/99
--------------------------------------------------------------------------------

(1) Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2015 - Portfolio Commentary

PORTFOLIO MANAGERS: JEREMY FLETCHER AND BOB GAHAGAN

PERFORMANCE SUMMARY

Target 2015 returned 2.46%* for the 12 months ended September 30, 2006. By comparison, the coupon-based Treasury STRIPS issue maturing on November 15,
2015--used as a performance gauge for the fund--returned 2.52%. The portfolio's results reflected operating expenses, while the returns of the Treasury STRIPS issue did not.

A RISING AND FLATTENING ZERO-COUPON YIELD CURVE

As detailed in the Market Perspective on page 2, rising inflation and short-term interest rates during much of the period curtailed bonds' ability to generate more than modest gains. The zero-coupon bond yield curve (a line plotting bond yields at various maturities) rose and "flattened." Yields on Treasury STRIPS maturing in 2015 increased more than those of longer-maturity STRIPS, but less than those of shorter-term zeros. These shifts reduced the yield gap between short- and long-maturity bonds.

PORTFOLIO POSITIONING & STRATEGY

We continued to focus on our investment approach, which employs a consistent, repeatable framework that helps us to identify the best relative values within the zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction, and attribution analysis while tracking long-term market trends that help us to identify attractively priced securities.

Some of the trades that we executed in line with this investment process included buying small positions of Federal Judiciary zero-coupon bonds maturing in February 2014 and 2016. In this instance, our extensive market knowledge and understanding of the ranges in which these securities tend to trade enabled us to identify them as potentially beneficial long-term holdings. We also sold coupon-based Treasury STRIPS maturing in November 2014 and bought others maturing in February 2016 that we believed were underpriced and will eventually appreciate. Lastly, we met occasional cash flow needs by selling Treasury STRIPS of various maturities, which tend to cost less to buy and sell quickly than other types of zero-coupon bonds.

Collectively, these and similar trades increased Target 2015's sensitivity to interest rate changes, extending the fund's weighted average maturity (WAM) date by almost a full month (see the Portfolio at a Glance table at left). That shift modestly subtracted from performance as longer-term bonds generally

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               9/30/05
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.21%                 4.02%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              11/1/15               10/5/15
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $113.48               $113.00
--------------------------------------------------------------------------------
(1) See graph on page 10.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2015 - Portfolio Commentary

returned less than shorter-term ones. However, Target 2015's anticipated value at maturity (AVM) generally rises when the WAM date extends and falls when it contracts, so these adjustments helped to increase the fund's projected maturity value by 48 cents.

TARGET 2015'S PLACE IN A DIVERSIFIED PORTFOLIO

Target 2015 is designed to serve as a specialty slice of an investor's overall portfolio rather than as a "core" bond holding. The fund offers a fairly predictable rate of return over a long-term time frame by investing in some of the highest credit-quality debt securities in the world, which also means that it can perform well during periods of economic weakness and declining interest rates. However, Target 2015's short-term performance can vary widely, and is susceptible to price declines when interest rates rise. Because of this potential volatility, this fund is best suited for investors who can withstand significant share-price swings and who have long-term financial goals that coincide with the fund's expected maturity.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
REFCORP STRIPS                              51.5%                 50.6%
--------------------------------------------------------------------------------
Treasury STRIPS                             34.3%                 35.8%
--------------------------------------------------------------------------------
Other Treasurys                              1.8%                  1.8%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 87.6%                 88.2%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         12.0%                 11.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.4%                  0.4%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                             --(1)                 (0.1)%
--------------------------------------------------------------------------------
(1) Category is less than 0.05% of total net assets.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2015

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2015 - Schedule of Investments

SEPTEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 87.6%

      $    51,000  Federal Judiciary, 4.94%,
                   2/15/14                                         $     35,853
--------------------------------------------------------------------------------
        1,404,000  REFCORP STRIPS - COUPON,
                   4.55%, 4/15/14                                       986,803
--------------------------------------------------------------------------------
        6,250,000  STRIPS - COUPON, 4.41%,
                   5/15/14                                            4,399,931
--------------------------------------------------------------------------------
          184,000  REFCORP STRIPS - COUPON,
                   4.82%, 10/15/14                                      126,037
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 4.89%,
                   11/15/14                                             686,869
--------------------------------------------------------------------------------
       14,810,000  REFCORP STRIPS - COUPON,
                   6.72%, 1/15/15                                    10,010,953
--------------------------------------------------------------------------------
        5,485,000  Federal Judiciary, 4.78%,
                   2/15/15                                            3,660,771
--------------------------------------------------------------------------------
        8,850,000  STRIPS - COUPON, 6.92%,
                   2/15/15                                            6,003,982
--------------------------------------------------------------------------------
       27,560,000  REFCORP STRIPS - COUPON,
                   8.09%, 4/15/15                                    18,408,040
--------------------------------------------------------------------------------
          408,000  STRIPS - COUPON, 9.17%,
                   5/15/15                                              273,835
--------------------------------------------------------------------------------
       28,469,000  REFCORP STRIPS - COUPON,
                   8.17%, 7/15/15                                    18,778,465
--------------------------------------------------------------------------------
        9,203,000  STRIPS - COUPON, 8.82%,
                   8/15/15                                            6,100,402
--------------------------------------------------------------------------------
       25,598,000  REFCORP STRIPS - COUPON,
                   8.23%, 10/15/15                                   16,645,637
--------------------------------------------------------------------------------
       18,981,000  STRIPS - COUPON, 7.76%,
                   11/15/15                                          12,403,780
--------------------------------------------------------------------------------
        9,000,000  STRIPS - PRINCIPAL, 4.82%,
                   11/15/15                                           5,902,353
--------------------------------------------------------------------------------
        4,159,000  REFCORP STRIPS - COUPON,
                   5.15%, 1/15/16                                     2,670,020
--------------------------------------------------------------------------------
           10,000  Federal Judiciary, 5.42%,
                   2/15/16                                                6,342
--------------------------------------------------------------------------------
       17,650,000  STRIPS - COUPON, 6.77%,
                   2/15/16                                           11,400,259
--------------------------------------------------------------------------------
       17,700,000  STRIPS - COUPON, 6.26%,
                   5/15/16                                           11,289,379
--------------------------------------------------------------------------------
       28,091,000  REFCORP STRIPS - COUPON,
                   8.23%, 7/15/16                                    17,580,808
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 4.91%,
                   8/15/16                                              629,799
--------------------------------------------------------------------------------
       28,742,000  REFCORP STRIPS - COUPON,
                   7.63%, 10/15/16                                   17,742,953
--------------------------------------------------------------------------------
       15,000,000  STRIPS - COUPON, 4.81%,
                   11/15/16                                           9,318,555
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $142,613,548)                                                 175,061,826
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 12.0%

      $ 2,232,000  FICO STRIPS - COUPON,
                   5.14%, 5/30/14                                  $  1,534,632
--------------------------------------------------------------------------------
        5,000,000  FHLMC STRIPS - COUPON,
                   4.94%, 11/24/14                                    3,351,905
--------------------------------------------------------------------------------
          180,000  FICO STRIPS - COUPON,
                   5.00%, 11/30/14                                      120,564
--------------------------------------------------------------------------------
        7,681,000  FICO STRIPS - COUPON,
                   6.78%, 2/8/15                                      5,094,054
--------------------------------------------------------------------------------
        3,038,000  FICO STRIPS - COUPON,
                   4.98%, 4/6/15                                      1,999,712
--------------------------------------------------------------------------------
        1,017,000  FICO STRIPS - COUPON,
                   5.76%, 4/6/15                                        669,423
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS - COUPON,
                   5.88%, 7/15/15                                     2,434,778
--------------------------------------------------------------------------------
           52,000  FICO STRIPS - COUPON,
                   5.47%, 11/2/15                                        33,187
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS - COUPON,
                   5.77%, 11/11/15                                    1,274,504
--------------------------------------------------------------------------------
          190,000  FICO STRIPS - COUPON,
                   5.16%, 12/6/15                                       120,649
--------------------------------------------------------------------------------
        5,125,000  FICO STRIPS - COUPON,
                   4.70%, 12/27/15                                    3,244,954
--------------------------------------------------------------------------------
        1,500,000  FHLMC STRIPS - COUPON,
                   5.45%, 1/15/16                                       947,397
--------------------------------------------------------------------------------
        5,000,000  FICO STRIPS - COUPON,
                   6.42%, 6/6/16                                      3,093,750
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $22,574,613)                                                   23,919,509
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

          707,000  FHLB Discount Notes, 4.75%,
                   10/2/06(2)
(Cost $706,907)                                                         707,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $165,895,068)                                                 199,688,335
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                          (1,239)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $199,687,096
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2015 - Schedule of Investments

SEPTEMBER 30, 2006

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Target 2020 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                    --------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            1.66%      8.59%      10.37%      9.97%       12/29/89
--------------------------------------------------------------------------------
11/15/20
STRIPS ISSUE              1.62%      8.62%      10.87%      9.99%(1)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(2)     2.45%      6.38%       8.09%      8.58%(1)       --
--------------------------------------------------------------------------------
Advisor Class             1.42%      8.31%         --       6.35%       10/19/98
--------------------------------------------------------------------------------

(1) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2020 - Portfolio Commentary

PORTFOLIO MANAGERS: JEREMY FLETCHER AND BOB GAHAGAN

PERFORMANCE SUMMARY

Target 2020 returned 1.66%* for the 12 months ended September 30, 2006. By comparison, the coupon-based Treasury STRIPS issue maturing on November 15,
2020--used as a performance gauge for the fund--returned 1.62%. The portfolio's results reflected operating expenses, while the returns of the Treasury STRIPS issue did not.

Target 2020's narrow outperformance versus the Treasury STRIPS issue can be primarily attributed to the fund's slightly lower interest-rate sensitivity--generally speaking, shorter-maturity bonds returned more than longer-maturity bonds. The fund's absolute return reflected the bond market's challenging environment.

A RISING AND FLATTENING ZERO-COUPON YIELD CURVE

As detailed in the Market Perspective on page 2, rising inflation and short-term interest rates during much of the period curtailed bonds' ability to generate more than modest gains. The zero-coupon bond yield curve (a line plotting bond yields at various maturities) rose and "flattened." Yields on Treasury STRIPS maturing in 2020 increased more than those of longer-maturity STRIPS, but less than those of shorter-term zeros. These shifts reduced the yield gap between short- and long-maturity bonds.

PORTFOLIO POSITIONING & STRATEGY

We continued to focus on our investment approach, which employs a consistent, repeatable framework that helps us to identify the best relative values within the zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction, and attribution analysis while tracking long-term market trends that help us to identify attractively priced securities.

Although Target 2020's net assets grew for the 12 months, this result glosses over the periodic cash-flow volatility that the fund experienced. To manage these fluctuations we liquidated Treasury STRIPS of various maturities and
Resolution Funding Corporation zero-coupon bonds (REFCORPs), and in some instances, bought them again shortly thereafter when money flowed back into the fund. We also added small portions of Federal Judiciary zero-coupon bonds maturing in February and August 2019. These securities, which tend to yield more than similar-maturity Treasury STRIPS, represent opportunities that our investment process identified as attractive prospects.

Collectively, these and similar trades narrowly increased Target 2020's sensitivity to interest rate changes, extending the fund's weighted average maturity

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               9/30/05
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.41%                 4.23%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/21/20               8/12/20
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $108.21               $108.21
--------------------------------------------------------------------------------
(1) See graph on page 15.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2020 - Portfolio Commentary

(WAM) date by approximately nine days (see the Portfolio at a Glance table on page 14).

Target 2020's anticipated value at maturity (AVM) generally rises when the WAM date extends and falls when it contracts. However, decreased holdings of
REFCORPs--which tend to prop up the AVM--acted as a counterbalance to the longer
WAM date, leaving the AVM unchanged.

TARGET 2020'S PLACE IN A DIVERSIFIED PORTFOLIO

Target 2020 is designed to serve as a specialty slice of an investor's overall portfolio rather than as a "core" bond holding. The fund offers a fairly predictable rate of return over a long-term time frame by investing in some of the highest credit-quality debt securities in the world, which also means that it can perform well during periods of economic weakness and declining interest rates. However, Target 2020's short-term performance can vary widely, and is susceptible to price declines when interest rates rise. Because of this potential volatility, this fund is best suited for investors who can withstand substantial share-price swings and who have long-term financial goals that coincide with the fund's expected maturity.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
REFCORP STRIPS                              62.8%                 67.3%
--------------------------------------------------------------------------------
Treasury STRIPS                             33.6%                 28.7%
--------------------------------------------------------------------------------
Other Treasurys                              0.3%                  0.3%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 96.7%                 96.3%
--------------------------------------------------------------------------------
Other Govt. Agencys                          1.8%                  1.9%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.7%                  1.8%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                          3.5%                  3.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.4%                  0.1%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                             (0.6)%                (0.1)%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2020

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2020 - Schedule of Investments

SEPTEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 96.7%

      $20,500,000  REFCORP STRIPS - COUPON,
                   6.36%, 1/15/19                                  $ 11,193,000
--------------------------------------------------------------------------------
          306,000  Federal Judiciary, 5.27%,
                   2/15/19                                              164,923
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.24%,
                   2/15/19                                              552,133
--------------------------------------------------------------------------------
          258,000  REFCORP STRIPS - COUPON,
                   6.21%, 4/15/19                                       138,802
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.26%,
                   5/15/19                                              544,872
--------------------------------------------------------------------------------
          314,000  Federal Judiciary, 5.69%,
                   8/15/19                                              165,059
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.26%,
                   8/15/19                                              539,034
--------------------------------------------------------------------------------
        4,000,000  STRIPS - COUPON, 5.83%,
                   11/15/19                                           2,124,956
--------------------------------------------------------------------------------
       19,674,000  REFCORP STRIPS - COUPON,
                   8.52%, 1/15/20                                    10,172,717
--------------------------------------------------------------------------------
        3,500,000  STRIPS - COUPON, 8.03%,
                   2/15/20                                            1,834,665
--------------------------------------------------------------------------------
       27,299,000  REFCORP STRIPS - COUPON,
                   6.10%, 4/15/20                                    13,910,506
--------------------------------------------------------------------------------
          396,000  AID (Israel), 5.91%, 5/15/20                         198,223
--------------------------------------------------------------------------------
        8,188,000  STRIPS - COUPON, 6.89%,
                   5/15/20                                            4,229,282
--------------------------------------------------------------------------------
        4,000,000  STRIPS - PRINCIPAL, 5.61%,
                   5/15/20                                            2,074,344
--------------------------------------------------------------------------------
       37,918,000  REFCORP STRIPS - COUPON,
                   8.20%, 7/15/20                                    19,065,322
--------------------------------------------------------------------------------
       43,144,000  REFCORP STRIPS - PRINCIPAL,
                   6.38%, 7/15/20                                    21,761,272
--------------------------------------------------------------------------------
          115,000  Federal Judiciary, 6.19%,
                   8/15/20                                               57,117
--------------------------------------------------------------------------------
       23,135,000  STRIPS - COUPON, 5.77%,
                   8/15/20                                           11,805,698
--------------------------------------------------------------------------------
        4,000,000  STRIPS - PRINCIPAL, 6.21%,
                   8/15/20                                            2,046,716
--------------------------------------------------------------------------------
       35,406,000  REFCORP STRIPS - COUPON,
                   6.39%, 10/15/20                                   17,565,766
--------------------------------------------------------------------------------
        3,000,000  REFCORP STRIPS - PRINCIPAL,
                   6.64%, 10/15/20                                    1,493,808
--------------------------------------------------------------------------------
       31,907,000  STRIPS - COUPON, 6.72%,
                   11/15/20                                          16,063,611
--------------------------------------------------------------------------------
       39,289,000  REFCORP STRIPS - COUPON,
                   7.01%, 1/15/21                                    19,259,114
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $23,535,000  REFCORP STRIPS - PRINCIPAL,
                   5.82%, 1/15/21                                  $ 11,574,278
--------------------------------------------------------------------------------
          110,000  Federal Judiciary, 5.75%,
                   2/15/21                                               53,273
--------------------------------------------------------------------------------
       13,000,000  STRIPS - COUPON, 5.93%,
                   2/15/21                                            6,474,884
--------------------------------------------------------------------------------
       15,500,000  STRIPS - COUPON, 5.68%,
                   5/15/21                                            7,616,127
--------------------------------------------------------------------------------
        2,000,000  STRIPS - PRINCIPAL, 5.85%,
                   5/15/21                                              985,534
--------------------------------------------------------------------------------
       10,000,000  STRIPS - PRINCIPAL, 5.81%,
                   8/15/21                                            4,868,400
--------------------------------------------------------------------------------
        2,000,000  STRIPS - COUPON, 5.30%,
                   11/15/21                                             957,718
--------------------------------------------------------------------------------
       10,000,000  STRIPS - PRINCIPAL, 5.46%,
                   11/15/21                                           4,802,740
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $159,095,289)                                                 194,293,894
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.5%

          535,000  FICO STRIPS - COUPON,
                   5.81%, 4/5/19                                        284,170
--------------------------------------------------------------------------------
           11,000  TVA STRIPS - COUPON,
                   5.66%, 5/1/19                                          5,701
--------------------------------------------------------------------------------
            9,000  TVA STRIPS - COUPON,
                   5.70%, 11/1/19                                         4,538
--------------------------------------------------------------------------------
        6,250,000  FHLMC STRIPS - COUPON,
                   6.30%, 1/15/20                                     3,169,450
--------------------------------------------------------------------------------
        7,683,000  Government Trust Certificates,
                   5.76%, 4/1/21                                      3,642,180
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $6,384,845)                                                     7,106,039
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

          747,000  FHLB Discount Notes, 4.75%,
                   10/2/06(2)
(Cost $746,901)                                                         747,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.6%
(Cost $166,227,035)                                                 202,146,933
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.6)%                                                (1,170,830)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $200,976,103
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2020 - Schedule of Investments

SEPTEMBER 30, 2006

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2025 - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                    --------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            1.02%      9.18%      11.16%      9.40%       2/15/96
--------------------------------------------------------------------------------
FUND BENCHMARK(1)         1.13%      9.16%      11.25%      9.89%(2)       --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR TREASURY
TOTAL RETURN INDEX(3)     2.45%      6.38%       8.09%      7.57%(2)       --
--------------------------------------------------------------------------------
Advisor Class             0.77%      8.90%         --       7.69%        6/1/98
--------------------------------------------------------------------------------

(1) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
    Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class's inception.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2025 - Portfolio Commentary

PORTFOLIO MANAGERS: JEREMY FLETCHER AND BOB GAHAGAN

PERFORMANCE SUMMARY

Target 2025 returned 1.02%* for the 12 months ended September 30, 2006. By comparison, the coupon-based Treasury STRIPS issue maturing on November 15,
2025--used as a performance gauge for the fund--returned 1.13%. The portfolio's results reflected operating expenses, while the returns of the Treasury STRIPS issue did not.

A RISING AND FLATTENING ZERO-COUPON YIELD CURVE

As detailed in the Market Perspective on page 2, rising inflation and short-term interest rates during much of the period curtailed bonds' ability to generate more than modest gains. The zero-coupon bond yield curve (a line plotting bond yields at various maturities) rose and "flattened." Yields on Treasury STRIPS maturing in 2025 increased less than those of shorter-maturity STRIPS, reducing the yield gap between short- and long-maturity bonds.

PORTFOLIO POSITIONING & STRATEGY

We continued to focus on our investment approach, which employs a consistent, repeatable framework that helps us to identify the best relative values within the zero-coupon bond universe. We actively apply a multi-step process that includes security selection, portfolio construction, and attribution analysis while tracking long-term market trends that help us to identify attractively priced securities.

During the 12 months, our investment process was primarily focused on putting
Target 2025's significant cash inflows to work. Supply and demand dynamics in this maturity sector led us to believe that Treasury STRIPS generally represented the best relative values. As a result, we added substantially to positions in coupon-based Treasury STRIPS maturing in February, May, August, and
November 2025. We used coupon-based rather than principal-based STRIPS because the relative lack of principal-based supply in this maturity range meant that the more-available coupon-based STRIPS tended to trade at more attractive values. We also added select Resolution Funding Corporation zero-coupon bonds
(REFCORPs) and government agency zeros as opportunities presented themselves, which resulted in little change in the portfolio weightings of these securities, shown in the Types of Investments on page 20.

Collectively, these and similar trades increased Target 2025's sensitivity to interest rate changes, extending the fund's weighted average maturity (WAM) date
(see the Portfolio at a Glance table at left). Although that shift probably detracted from performance as longer-

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/06               9/30/05
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.37%                 4.22%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/15/25               7/22/25
--------------------------------------------------------------------------------
Anticipated Value at
Maturity (AVM)
(Investor Class)(1)                        $116.72               $116.83
--------------------------------------------------------------------------------
(1) See graph on page 20.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------

Target 2025 - Portfolio Commentary

term bonds generally returned less than shorter-term, the fund's sensitivity remained below that of the 2025 Treasury STRIPS issue. Target 2025's anticipated value at maturity (AVM) edged 11 cents lower in the process, but keep in mind that such changes are typical over short-term time frames when we make tactical trades in an effort to improve long-term performance.

TARGET 2025'S PLACE IN A DIVERSIFIED PORTFOLIO

Target 2025 is designed to serve as a specialty slice of an investor's overall portfolio rather than as a "core" bond holding. The fund offers a fairly predictable rate of return over a long-term time frame by investing in some of the highest credit-quality debt securities in the world, which also means that it can perform well during periods of economic weakness and declining interest rates. However, Target 2025's short-term performance can vary widely, and is susceptible to price declines when interest rates rise. Because of this potential volatility, this fund is best suited for investors who can withstand severe share-price swings and who have long-term financial goals that coincide with the fund's expected maturity.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Treasury STRIPS                             70.7%                 71.2%
--------------------------------------------------------------------------------
REFCORP STRIPS                              27.5%                 26.3%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 98.2%                 97.5%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          2.4%                  1.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.3%                  0.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                             (0.9)%                 --(1)
--------------------------------------------------------------------------------
(1) Category is less than 0.05% of total net assets.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2025

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2025 - Schedule of Investments

SEPTEMBER 30, 2006

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 98.2%

      $ 4,650,000  REFCORP STRIPS - COUPON,
                   6.56%, 1/15/24                                  $  1,960,738
--------------------------------------------------------------------------------
       19,000,000  STRIPS - COUPON, 5.13%,
                   2/15/24                                            8,167,834
--------------------------------------------------------------------------------
        1,560,000  REFCORP STRIPS - COUPON,
                   6.66%, 4/15/24                                       649,770
--------------------------------------------------------------------------------
       15,500,000  STRIPS - COUPON, 4.91%,
                   5/15/24                                            6,582,757
--------------------------------------------------------------------------------
          926,000  REFCORP STRIPS - COUPON,
                   7.10%, 7/15/24                                       380,993
--------------------------------------------------------------------------------
       13,000,000  STRIPS - COUPON, 5.49%,
                   8/15/24                                            5,454,345
--------------------------------------------------------------------------------
       13,184,000  REFCORP STRIPS - COUPON,
                   7.30%, 10/15/24                                    5,358,320
--------------------------------------------------------------------------------
       50,600,000  STRIPS - COUPON, 4.97%,
                   11/15/24                                          20,973,599
--------------------------------------------------------------------------------
        1,600,000  STRIPS - PRINCIPAL, 7.26%,
                   11/15/24                                             664,370
--------------------------------------------------------------------------------
       18,050,000  REFCORP STRIPS - COUPON,
                   6.76%, 1/15/25                                     7,238,068
--------------------------------------------------------------------------------
       76,400,000  STRIPS - COUPON, 4.91%,
                   2/15/25                                           31,229,110
--------------------------------------------------------------------------------
       10,500,000  STRIPS - PRINCIPAL, 5.51%,
                   2/15/25                                            4,307,373
--------------------------------------------------------------------------------
       23,013,000  REFCORP STRIPS - COUPON,
                   6.56%, 4/15/25                                     9,121,064
--------------------------------------------------------------------------------
       79,175,000  STRIPS - COUPON, 5.20%,
                   5/15/25                                           32,029,929
--------------------------------------------------------------------------------
       13,556,000  REFCORP STRIPS - COUPON,
                   6.44%, 7/15/25                                     5,310,685
--------------------------------------------------------------------------------
       64,000,000  STRIPS - COUPON, 4.99%,
                   8/15/25                                           25,578,240
--------------------------------------------------------------------------------
       21,850,000  STRIPS - PRINCIPAL, 5.34%,
                   8/15/25                                            8,764,800
--------------------------------------------------------------------------------
       23,493,000  REFCORP STRIPS - COUPON,
                   6.57%, 10/15/25                                    9,091,650
--------------------------------------------------------------------------------
       72,170,000  STRIPS - COUPON, 5.09%,
                   11/15/25                                          28,495,098
--------------------------------------------------------------------------------
       34,380,000  REFCORP STRIPS - COUPON,
                   6.61%, 1/15/26                                    13,159,529
--------------------------------------------------------------------------------
       46,299,000  STRIPS - COUPON, 5.10%,
                   2/15/26                                           18,093,742
--------------------------------------------------------------------------------
       17,000,000  STRIPS - PRINCIPAL, 4.88%,
                   2/15/26                                            6,668,811
--------------------------------------------------------------------------------
       57,941,000  REFCORP STRIPS - COUPON,
                   5.93%, 4/15/26                                    21,922,731
--------------------------------------------------------------------------------
       44,991,000  STRIPS - COUPON, 4.98%,
                   5/15/26                                           17,370,665
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $31,767,000  REFCORP STRIPS - COUPON,
                   7.29%, 7/15/26                                  $ 11,858,558
--------------------------------------------------------------------------------
       40,600,000  STRIPS - COUPON, 5.09%,
                   8/15/26                                           15,456,379
--------------------------------------------------------------------------------
       11,739,000  REFCORP STRIPS - COUPON,
                   7.35%, 10/15/26                                    4,337,373
--------------------------------------------------------------------------------
        5,000,000  STRIPS - COUPON, 5.75%,
                   11/15/26                                           1,887,905
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $294,608,711)                                                 322,114,436
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 2.4%

        4,664,000  FNMA STRIPS - COUPON,
                   5.73%, 1/15/24                                     1,913,919
--------------------------------------------------------------------------------
           10,000  FNMA STRIPS - COUPON,
                   6.14%, 4/8/24                                          4,005
--------------------------------------------------------------------------------
        1,000,000  TVA STRIPS - COUPON,
                   6.58%, 5/1/24                                        394,565
--------------------------------------------------------------------------------
        5,345,000  FNMA STRIPS - COUPON,
                   5.94%, 3/23/25                                     2,032,917
--------------------------------------------------------------------------------
        1,838,000  FNMA STRIPS - COUPON,
                   5.11%, 5/15/25                                       704,127
--------------------------------------------------------------------------------
        1,092,000  TVA STRIPS - COUPON,
                   6.12%, 11/1/25                                       397,554
--------------------------------------------------------------------------------
        2,376,000  TVA STRIPS - PRINCIPAL,
                   6.50%, 11/1/25                                       867,125
--------------------------------------------------------------------------------
        2,913,000  FNMA STRIPS - COUPON,
                   5.28%, 11/15/25                                    1,087,569
--------------------------------------------------------------------------------
          841,000  FNMA STRIPS - COUPON,
                   5.10%, 1/15/26                                       311,705
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $7,052,231)                                                     7,713,486
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

          911,000  FHLB Discount Notes, 4.75%,
                   10/2/06(2)
(Cost $910,880)                                                         911,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.9%
(Cost $302,571,822)                                                 330,738,922
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.9)%                                                (2,877,904)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $327,861,018
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2025 - Schedule of Investments

SEPTEMBER 30, 2006

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -        EXPENSE
                        4/1/06          9/30/06          9/30/06        RATIO*
--------------------------------------------------------------------------------
TARGET 2010 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,032.70          $2.90          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,031.40          $4.18          0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15          0.82%
--------------------------------------------------------------------------------
TARGET 2015 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,048.30          $2.93          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,047.10          $4.21          0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15          0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -        EXPENSE
                        4/1/06          9/30/06          9/30/06        RATIO*
--------------------------------------------------------------------------------
TARGET 2020 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,056.60          $2.94          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,055.20          $4.22          0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15          0.82%
--------------------------------------------------------------------------------
TARGET 2025 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,063.10          $2.95          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,061.70          $4.24          0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.21          $2.89          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.96          $4.15          0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------
                                      TARGET 2010    TARGET 2015    TARGET 2020    TARGET 2025
-----------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $213,740,214,
$165,895,068, $166,227,035 and
$302,571,822, respectively)          $221,815,221   $199,688,335   $202,146,933   $330,738,922
----------------------------------
Cash                                           --         91,125             --             --
-----------------------------------------------------------------------------------------------
                                      221,815,221    199,779,460    202,146,933    330,738,922
-----------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                     70,469             --      1,078,336      2,721,567
----------------------------------
Accrued management fees                   101,716         91,492         89,024        148,291
----------------------------------
Distribution fees payable                   1,181            436          1,735          4,023
----------------------------------
Service fees payable                        1,181            436          1,735          4,023
-----------------------------------------------------------------------------------------------
                                          174,547         92,364      1,170,830      2,877,904
-----------------------------------------------------------------------------------------------

NET ASSETS                           $221,640,674   $199,687,096   $200,976,103   $327,861,018
===============================================================================================
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
Capital paid in                      $205,544,129   $159,827,367   $157,710,229   $293,737,548
----------------------------------
Undistributed net
investment income                       7,508,616      7,326,745      6,379,505      9,736,200
----------------------------------
Accumulated undistributed
net realized gain (loss) on
investment transactions                   512,922     (1,260,283)       966,471     (3,779,830)
----------------------------------
Net unrealized appreciation
on investments                          8,075,007     33,793,267     35,919,898     28,167,100
-----------------------------------------------------------------------------------------------
                                     $221,640,674   $199,687,096   $200,976,103   $327,861,018
===============================================================================================
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
Net assets                           $215,810,315   $197,387,486   $192,340,862   $306,432,855
----------------------------------
Shares outstanding                      2,395,234      2,540,843      3,258,371      5,939,438
----------------------------------
Net asset value per share                  $90.10         $77.69         $59.03         $51.59
-----------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------
Net assets                             $5,830,359     $2,299,610     $8,635,241    $21,428,163
----------------------------------
Shares outstanding                         65,946         30,129        149,070        423,752
----------------------------------
Net asset value per share                  $88.41         $76.33         $57.93         $50.57
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED SEPTEMBER 30, 2006
-----------------------------------------------------------------------------------------------
                                      TARGET 2010    TARGET 2015    TARGET 2020    TARGET 2025
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
-----------------------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                              $11,324,703    $10,890,489    $ 9,594,152    $13,503,738
-----------------------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Management fees                         1,224,150      1,115,157      1,013,162      1,505,374
----------------------------------
Distribution fees -- Advisor Class         14,882          3,242         25,895         31,278
----------------------------------
Service fees -- Advisor Class              14,882          3,242         25,895         31,278
----------------------------------
Trustees' fees and expenses                14,897         13,473         12,511         17,992
----------------------------------
Other expenses                                283            257            242            800
-----------------------------------------------------------------------------------------------
                                        1,269,094      1,135,371      1,077,705      1,586,722
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)           10,055,609      9,755,118      8,516,447     11,917,016
-----------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                687,738     (1,074,995)     1,091,738     (3,222,778)
----------------------------------
Change in net unrealized
appreciation (depreciation)
on investments                         (5,489,122)    (4,263,214)    (6,348,250)    (1,610,317)
-----------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                 (4,801,384)    (5,338,209)    (5,256,512)    (4,833,095)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS      $ 5,254,225    $ 4,416,909    $ 3,259,935    $ 7,083,921
===============================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2006 AND SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------
                                             TARGET 2010                   TARGET 2015
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS        2006            2005          2006           2005
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income (loss)         $ 10,055,609   $  9,660,141   $  9,755,118   $  8,315,333
----------------------------------
Net realized gain (loss)                  687,738      1,137,328     (1,074,995)     1,737,743
----------------------------------
Change in net unrealized
appreciation (depreciation)            (5,489,122)    (7,632,649)    (4,263,214)    (1,766,446)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations        5,254,225      3,164,820      4,416,909      8,286,630
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income:
----------------------------------
  Investor Class                       (9,466,454)    (9,386,309)    (8,774,124)    (7,116,912)
----------------------------------
  Advisor Class                          (286,617)      (241,067)       (49,879)       (40,651)
----------------------------------
From net realized gains:
----------------------------------
  Investor Class                       (1,085,656)    (3,846,517)    (1,745,004)    (2,944,546)
----------------------------------
  Advisor Class                           (34,835)      (104,670)       (10,523)       (17,842)
-----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (10,873,562)   (13,578,563)   (10,579,530)   (10,119,951)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                      9,769,916      7,186,746      4,862,627     45,657,032
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           4,150,579     (3,226,997)    (1,299,994)    43,823,711

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period                   217,490,095    220,717,092    200,987,090    157,163,379
-----------------------------------------------------------------------------------------------
End of period                        $221,640,674   $217,490,095   $199,687,096   $200,987,090
===============================================================================================

Undistributed net
investment income                      $7,508,616     $7,206,960     $7,326,745     $6,396,190
===============================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED SEPTEMBER 30, 2006 AND SEPTEMBER 30, 2005
-----------------------------------------------------------------------------------------------
                                             TARGET 2020                  TARGET 2025
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS        2006            2005          2006           2005
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income (loss)         $  8,516,447   $  8,135,518   $ 11,917,016   $  5,254,497
----------------------------------
Net realized gain (loss)                1,091,738      1,698,443     (3,222,778)     2,209,866
----------------------------------
Change in net unrealized
appreciation (depreciation)            (6,348,250)     8,755,565     (1,610,317)     7,656,978
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations        3,259,935     18,589,526      7,083,921     15,121,341
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income:
----------------------------------
  Investor Class                       (7,728,442)    (7,788,930)    (6,038,220)    (4,933,951)
----------------------------------
  Advisor Class                          (467,740)      (182,608)      (277,662)       (28,419)
----------------------------------
From net realized gains:
----------------------------------
  Investor Class                       (1,710,235)    (3,188,719)    (1,591,406)   (11,712,813)
----------------------------------
  Advisor Class                          (109,887)       (79,091)       (80,580)       (70,568)
-----------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (10,016,304)   (11,239,348)    (7,987,868)   (16,745,751)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                     17,904,725      4,742,457    131,366,889    106,004,810
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          11,148,356     12,092,635    130,462,942    104,380,400

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period                   189,827,747    177,735,112    197,398,076     93,017,676
-----------------------------------------------------------------------------------------------
End of period                        $200,976,103   $189,827,747   $327,861,018   $197,398,076
===============================================================================================

Undistributed net
investment income                      $6,379,505     $6,060,033     $9,736,200     $4,136,431
===============================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

SEPTEMBER 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2010 Fund (Target 2010), Target 2015 Fund (Target 2015), Target
2020 Fund (Target 2020), and Target 2025 Fund (Target 2025) (collectively, the funds). The funds are diversified under the 1940 Act. Each fund seeks to provide the highest return consistent with investment in U.S. Treasury securities and their equivalents and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Each fund will be liquidated near the end of its target maturity year. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New
York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for the funds for the year ended September 30, 2006 was 0.56% and 0.31% for the Investor
Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended September 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
September 30, 2006, were as follows:

--------------------------------------------------------------------------------
                         TARGET 2010   TARGET 2015   TARGET 2020    TARGET 2025
--------------------------------------------------------------------------------
Purchases                $50,525,110   $28,684,928   $36,299,945   $162,095,247
--------------------------------------------------------------------------------
Proceeds from sales      $53,154,230   $33,064,250   $28,153,458    $35,140,245
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                        TARGET 2010                   TARGET 2015
------------------------------------------------------------------------------------------
                                   SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2006
------------------------------
Sold                               606,796    $ 53,263,268       665,227     $ 49,913,501
------------------------------
Issued in reinvestment
of distributions                   123,096      10,282,545       134,061        9,595,733
------------------------------
Redeemed                          (607,987)    (53,396,829)     (745,636)     (55,639,212)
------------------------------
Reverse share split               (126,165)             --      (146,287)              --
------------------------------------------------------------------------------------------
Net increase (decrease)             (4,260)   $ 10,148,984       (92,635)    $  3,870,022
==========================================================================================
YEAR ENDED SEPTEMBER 30, 2005
------------------------------
Sold                               471,016    $ 41,221,614     1,039,170     $ 77,814,968
------------------------------
Issued in reinvestment of
distributions                      157,795      12,934,524       140,610        9,688,026
------------------------------
Redeemed                          (555,133)    (48,554,795)     (568,150)     (42,293,856)
------------------------------
Reverse share split               (161,208)             --      (145,696)              --
------------------------------------------------------------------------------------------
Net increase (decrease)            (87,530)   $  5,601,343       465,934     $ 45,209,138
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2006
------------------------------
Sold                                32,486     $ 2,801,538        26,908      $ 1,983,383
------------------------------
Issued in reinvestment
of distributions                     3,083         253,571           782           55,161
------------------------------
Redeemed                           (39,738)     (3,434,177)      (14,052)      (1,045,939)
------------------------------
Reverse share split                 (3,869)             --          (852)              --
------------------------------------------------------------------------------------------
Net increase (decrease)             (8,038)    $  (379,068)       12,786      $   992,605
==========================================================================================
YEAR ENDED SEPTEMBER 30, 2005
------------------------------
Sold                                50,984     $ 4,388,308        15,342       $1,134,511
------------------------------
Issued in reinvestment
of distributions                     3,102         251,019           854           58,165
------------------------------
Redeemed                           (35,505)     (3,053,924)      (10,301)        (744,782)
------------------------------
Reverse share split                 (4,201)             --          (859)              --
------------------------------------------------------------------------------------------
Net increase (decrease)             14,380     $ 1,585,403         5,036       $  447,894
==========================================================================================

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                        TARGET 2020                   TARGET 2025
------------------------------------------------------------------------------------------
                                   SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2006
------------------------------
Sold                             1,253,565    $ 71,277,026     5,315,060    $ 262,909,268
------------------------------
Issued in reinvestment
of distributions                   164,097       8,955,727       142,226        6,942,134
------------------------------
Redeemed                        (1,076,735)    (61,121,477)   (3,108,140)    (153,469,711)
------------------------------
Reverse share split               (172,471)             --      (155,840)              --
------------------------------------------------------------------------------------------
Net increase (decrease)            168,456    $ 19,111,276     2,193,306    $ 116,381,691
==========================================================================================
YEAR ENDED SEPTEMBER 30, 2005
------------------------------
Sold                               833,741    $ 46,910,025     3,321,225     $167,331,934
------------------------------
Issued in reinvestment
of distributions                   212,275      10,677,410       437,213       16,054,459
------------------------------
Redeemed                        (1,057,537)    (59,014,039)   (1,672,580)     (82,949,150)
------------------------------
Reverse share split               (217,871)             --      (450,294)              --
------------------------------------------------------------------------------------------
Net increase (decrease)           (229,392)   $ (1,426,604)    1,635,564     $100,437,243
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2006
------------------------------
Sold                               121,284     $ 6,723,726       432,887      $20,930,005
------------------------------
Issued in reinvestment
of distributions                     9,591         516,072         6,691          321,387
------------------------------
Redeemed                          (153,507)     (8,446,349)     (129,389)      (6,266,194)
------------------------------
Reverse share split                (10,677)             --        (7,434)              --
------------------------------------------------------------------------------------------
Net increase (decrease)            (33,309)    $(1,206,551)      302,755      $14,985,198
==========================================================================================
YEAR ENDED SEPTEMBER 30, 2005
------------------------------
Sold                               169,679     $ 9,539,827       149,589      $ 7,491,982
------------------------------
Issued in reinvestment
of distributions                     4,942         245,485         2,519           90,990
------------------------------
Redeemed                           (65,938)     (3,616,251)      (41,799)      (2,015,405)
------------------------------
Reverse share split                 (5,249)             --        (2,698)              --
------------------------------------------------------------------------------------------
Net increase (decrease)            103,434     $ 6,169,061       107,611      $ 5,567,567
==========================================================================================

5. SECURITIES LENDING

As of September 30, 2006, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc. (ACGIM), have a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended September 30, 2006.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended September 30,
2006 and September 30, 2005 were as follows:
--------------------------------------------------------------------------------
                                  TARGET 2010                TARGET 2015
--------------------------------------------------------------------------------
                              2006          2005          2006         2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $9,753,071    $9,627,376    $8,846,285    $7,157,563
--------------------------------------------------------------------------------
Long-term capital gains    $1,120,491    $3,951,187    $1,733,245    $2,962,388
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  TARGET 2020                TARGET 2025
--------------------------------------------------------------------------------
                              2006          2005          2006         2005
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $8,360,748    $7,971,147    $7,113,445    $4,962,370
--------------------------------------------------------------------------------
Long-term capital gains    $1,655,556    $3,268,201      $874,423   $11,783,381
--------------------------------------------------------------------------------

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

------------------------------------------------------------------------------------------
                                 TARGET 2010    TARGET 2015    TARGET 2020    TARGET 2025
------------------------------------------------------------------------------------------
Federal tax cost
of investments                  $213,740,214   $166,062,276   $166,240,981   $304,703,726
==========================================================================================
Gross tax appreciation
of investments                    $8,696,782    $33,852,592    $35,905,952    $26,275,289
------------------------------
Gross tax depreciation
of investments                      (621,775)      (226,533)            --       (240,093)
------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments     $8,075,007    $33,626,059    $35,905,952    $26,035,196
==========================================================================================
Undistributed ordinary income     $7,508,616     $7,326,745     $6,379,505     $9,736,200
------------------------------
Accumulated long-term gains         $512,922             --       $980,417             --
------------------------------
Accumulated capital losses                --             --             --      $(103,458)
------------------------------
Capital loss deferrals                    --    $(1,093,075)            --    $(1,544,468)
------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above for Target 2025 represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers for Target 2025 expire in 2014.

The capital loss deferrals listed above represent net capital losses incurred in the eleven-month period ended September 30, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------

Notes to Financial Statements

SEPTEMBER 30, 2006

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate long-term capital gains distributions for the fiscal year ended September 30, 2006, as follows:

--------------------------------------------------------------------------------
     TARGET 2010         TARGET 2015         TARGET 2020         TARGET 2025
--------------------------------------------------------------------------------
     $1,120,491          $1,733,245          $1,655,556           $874,423
--------------------------------------------------------------------------------

The funds hereby designate qualified short-term capital gain distributions for purposes of Internal Revenue Code 871 for the fiscal year ended September 30,
2006, as follows:

--------------------------------------------------------------------------------
     TARGET 2010         TARGET 2015         TARGET 2020         TARGET 2025
--------------------------------------------------------------------------------
         --                $22,282            $164,566            $797,563
--------------------------------------------------------------------------------

                                                                    (continued)

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $87.97     $86.70     $84.49     $81.12     $70.64
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     4.04       3.85       3.65       3.45       3.55
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.91)     (2.58)     (1.44)     (0.08)      6.93
--------------------------------------------------------------------------------
  Total From
  Investment Operations        2.13       1.27       2.21       3.37      10.48
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.85)     (3.86)     (3.94)     (3.46)     (3.69)
--------------------------
  From Net
  Realized Gains              (0.44)     (1.58)     (4.52)     (2.20)     (0.66)
--------------------------------------------------------------------------------
  Total Distributions         (4.29)     (5.44)     (8.46)     (5.66)     (4.35)
--------------------------------------------------------------------------------
Reverse Share Split            4.29       5.44       8.46       5.66       4.35
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $90.10     $87.97     $86.70     $84.49     $81.12
================================================================================
  TOTAL RETURN(2)              2.42%      1.47%      2.62%      4.15%     14.84%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.57%      0.58%      0.58%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.60%      4.39%      4.32%      4.21%      4.96%
--------------------------
Portfolio Turnover Rate          23%        22%        15%        45%        46%
--------------------------
Net Assets, End of Period
(in thousands)              $215,810   $211,088   $215,621   $262,825   $314,951
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $86.54     $85.50     $83.53     $80.41     $70.19
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.75       3.57       3.39       3.21       3.32
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.88)     (2.53)     (1.42)     (0.09)      6.90
--------------------------------------------------------------------------------
  Total From
  Investment Operations        1.87       1.04       1.97       3.12      10.22
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.63)     (3.64)     (3.72)     (3.27)     (3.51)
--------------------------
  From Net
  Realized Gains              (0.44)     (1.58)     (4.52)     (2.20)     (0.66)
--------------------------------------------------------------------------------
  Total Distributions         (4.07)     (5.22)     (8.24)     (5.47)     (4.17)
--------------------------------------------------------------------------------
Reverse Share Split            4.07       5.22       8.24       5.47       4.17
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $88.41     $86.54     $85.50     $83.53     $80.41
================================================================================
  TOTAL RETURN(2)              2.16%      1.21%      2.36%      3.88%     14.56%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.82%      0.83%      0.83%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.35%      4.14%      4.07%      3.96%      4.71%
--------------------------
Portfolio Turnover Rate          23%        22%        15%        45%        46%
--------------------------
Net Assets, End of Period
(in thousands)                $5,830     $6,402     $5,096     $3,591     $1,960
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $75.83     $72.10     $67.58     $64.60     $55.37
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.70       3.49       3.35       3.09       2.95
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.84)      0.24       1.17      (0.11)      6.28
--------------------------------------------------------------------------------
  Total From
  Investment Operations        1.86       3.73       4.52       2.98       9.23
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.29)     (3.21)     (3.64)     (2.84)     (3.04)
--------------------------
  From Net
  Realized Gains              (0.65)     (1.33)     (2.19)     (0.16)     (0.08)
--------------------------------------------------------------------------------
  Total Distributions         (3.94)     (4.54)     (5.83)     (3.00)     (3.12)
--------------------------------------------------------------------------------
Reverse Share Split            3.94       4.54       5.83       3.00       3.12
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $77.69     $75.83     $72.10     $67.58     $64.60
================================================================================
  TOTAL RETURN(2)              2.46%      5.18%      6.69%      4.61%     16.65%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.57%      0.58%      0.58%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.94%      4.68%      4.92%      4.72%      5.28%
--------------------------
Portfolio Turnover Rate          15%         9%        12%        17%        24%
--------------------------
Net Assets, End of Period
(in thousands)              $197,387   $199,692   $156,287   $149,266   $175,421
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $74.68     $71.19     $66.89     $64.10     $55.09
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     3.47       3.26       3.15       2.93       2.79
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.82)      0.23       1.15      (0.14)      6.22
--------------------------------------------------------------------------------
  Total From
--------------------------------------------------------------------------------
  Investment Operations        1.65       3.49       4.30       2.79       9.01
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (3.10)     (3.02)     (3.47)     (2.69)     (2.91)
--------------------------
  From Net
  Realized Gains              (0.65)     (1.33)     (2.19)     (0.16)     (0.08)
--------------------------------------------------------------------------------
  Total Distributions         (3.75)     (4.35)     (5.66)     (2.85)     (2.99)
--------------------------------------------------------------------------------
Reverse Share Split            3.75       4.35       5.66       2.85       2.99
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $76.33     $74.68     $71.19     $66.89     $64.10
================================================================================
  TOTAL RETURN(2)              2.21%      4.90%      6.43%      4.35%     16.36%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.82%      0.83%      0.83%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.69%      4.43%      4.67%      4.47%      5.03%
--------------------------
Portfolio Turnover Rate          15%         9%        12%        17%        24%
--------------------------
Net Assets, End of Period
(in thousands)                $2,300     $1,295       $876       $498        $97
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $58.06     $52.32     $48.19     $46.23     $39.09
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     2.64       2.46       2.34       2.19       2.07
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.67)      3.28       1.79      (0.23)      5.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.97       5.74       4.13       1.96       7.14
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (2.49)     (2.38)     (2.47)     (2.13)     (2.43)
--------------------------
  From Net
  Realized Gains              (0.55)     (0.97)     (2.63)     (3.37)     (4.62)
--------------------------------------------------------------------------------
  Total Distributions         (3.04)     (3.35)     (5.10)     (5.50)     (7.05)
--------------------------------------------------------------------------------
Reverse Share Split            3.04       3.35       5.10       5.50       7.05
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $59.03     $58.06     $52.32     $48.19     $46.23
================================================================================
  TOTAL RETURN(2)              1.66%     10.97%      8.57%      4.24%     18.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.57%      0.58%      0.57%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.65%      4.38%      4.83%      4.68%      5.21%
--------------------------
Portfolio Turnover Rate          15%        10%        26%        45%        24%
--------------------------
Net Assets, End of Period
(in thousands)              $192,341   $179,410   $173,662   $180,656   $210,814
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $57.12     $51.60     $47.65     $45.83     $38.85
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     2.45       2.29       2.18       2.06       1.95
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.64)      3.23       1.77      (0.24)      5.03
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.81       5.52       3.95       1.82       6.98
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (2.35)     (2.25)     (2.35)     (2.02)     (2.34)
--------------------------
  From Net
  Realized Gains              (0.55)     (0.97)     (2.63)     (3.37)     (4.62)
--------------------------------------------------------------------------------
  Total Distributions         (2.90)     (3.22)     (4.98)     (5.39)     (6.96)
--------------------------------------------------------------------------------
Reverse Share Split            2.90       3.22       4.98       5.39       6.96
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $57.93     $57.12     $51.60     $47.65     $45.83
================================================================================
  TOTAL RETURN(2)              1.42%     10.70%      8.29%      3.97%     17.97%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.82%      0.83%      0.83%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.40%      4.13%      4.57%      4.43%      4.96%
--------------------------
Portfolio Turnover Rate          15%        10%        26%        45%        24%
--------------------------
Net Assets, End of Period
(in thousands)                $8,635    $10,417     $4,073     $3,048     $1,389
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $51.07     $43.80     $39.67     $38.95     $33.25
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     2.16       1.99       1.90       1.79       1.70
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.64)      5.28       2.23      (1.07)      4.00
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.52       7.27       4.13       0.72       5.70
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (1.34)     (2.54)     (2.08)     (2.06)     (2.26)
--------------------------
  From Net
  Realized Gains              (0.35)     (6.03)     (2.17)     (2.36)     (0.80)
--------------------------------------------------------------------------------
  Total Distributions         (1.69)     (8.57)     (4.25)     (4.42)     (3.06)
--------------------------------------------------------------------------------
Reverse Share Split            1.69       8.57       4.25       4.42       3.06
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $51.59     $51.07     $43.80     $39.67     $38.95
================================================================================
  TOTAL RETURN(2)              1.02%     16.61%     10.41%      1.85%     17.14%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.57%      0.58%      0.58%      0.59%      0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.40%      4.05%      4.74%      4.64%      5.13%
--------------------------
Portfolio Turnover Rate          13%        26%        24%        22%        23%
--------------------------
Net Assets, End of Period
(in thousands)              $306,433   $191,326    $92,440   $151,701   $217,965
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2006       2005       2004       2003       2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $50.18     $43.14     $39.18     $38.56     $33.01
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)     2.00       1.84       1.76       1.68       1.60
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (1.61)      5.20       2.20      (1.06)      3.95
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.39       7.04       3.96       0.62       5.55
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (1.21)     (2.43)     (1.97)     (1.97)     (2.18)
--------------------------
  From Net Realized Gains     (0.35)     (6.03)     (2.17)     (2.36)     (0.80)
--------------------------------------------------------------------------------
  Total Distributions         (1.56)     (8.46)     (4.14)     (4.33)     (2.98)
--------------------------------------------------------------------------------
Reverse Share Split            1.56       8.46       4.14       4.33       2.98
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $50.57     $50.18     $43.14     $39.18     $38.56
================================================================================
  TOTAL RETURN(2)              0.77%     16.33%     10.11%      1.61%     16.81%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.82%      0.83%      0.83%      0.84%      0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.15%      3.80%      4.49%      4.39%      4.88%
--------------------------
Portfolio Turnover Rate          13%        26%        24%        22%        23%
--------------------------
Net Assets, End of Period
(in thousands)               $21,428     $6,072       $578       $595       $431
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Target Maturities Trust and Shareholders
of the Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, and Target 2025
Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Target 2010 Fund, Target 2015
Fund, Target 2020 Fund, and Target 2025 Fund (constituting the American Century
Target Maturities Trust, the "Funds") at September 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
November 9, 2006

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services,
LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
FIRST YEAR OF SERVICE: 1995
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2001
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, LLC (1996
to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1980
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 2002
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
FIRST YEAR OF SERVICE: 1984
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, President
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman and Chief Executive Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries; President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to September 2006); Executive Vice President, ACS (January 2005 to September
2006); Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 40
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Executive Vice President
FIRST YEAR OF SERVICE: 2005
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present). Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Chief Compliance Officer and Senior Vice President
FIRST YEAR OF SERVICE: 2000
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
FIRST YEAR OF SERVICE: 1998
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Vice President, Treasurer and Chief Financial
Officer
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller, various American Century funds (1997 to September 2006
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller
FIRST YEAR OF SERVICE: 1996
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
FIRST YEAR OF SERVICE: 1997
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October 2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

------

Approval of Management Agreements for Target 2010, Target 2015, Target 2020 and
Target 2025

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Target 2010, Target 2015, Target 2020 and Target 2025
(the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning a similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                    (continued)

------

Approval of Management Agreements for Target 2010, Target 2015, Target 2020 and
Target 2025

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor. If performance

                                                                    (continued)

------

Approval of Management Agreements for Target 2010, Target 2015, Target 2020 and
Target 2025

concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance information presented to the
Directors showed that Target 2010's and Target 2015's performance was above its benchmark for both the one and three year periods. The performance information presented to the Directors showed that Target 2020's and Target 2025's performance was below its benchmark for the one year period and above its benchmark for the three year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the management agreement.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information,

                                                                    (continued)

------

Approval of Management Agreements for Target 2010, Target 2015, Target 2020 and
Target 2025

such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fees charged to shareholders of the funds were in the lowest quartile of the total expense ratios of their respective peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary

                                                                    (continued)

------

Approval of Management Agreements for Target 2010, Target 2015, Target 2020 and
Target 2025

business is managing mutual funds and it generally does not use the funds or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

Share Class Information

Two classes of shares are authorized for sale by the funds: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target 2010 fund is the 11/15/10 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target 2015 fund is the 11/15/15 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target 2020 fund is the 11/15/20 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target 2025 fund, from inception through January 1998, was the 8/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures August 15,
2025. Thereafter, the benchmark was changed to the 11/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2025.

------

Notes

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century  and American Century
Investments are service marks  of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0611                     (c)2006 American Century Proprietary Holdings, Inc.
SH-ANN-51666S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as  Exhibit  12  (a)(1) to  American  Century  Asset  Allocation
          Portfolios,  Inc.'s Annual Certified Shareholder Report on Form N-CSR,
          File No. 811-21591,  on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Jeanne D. Wohlers and Ronald J. Gilson are the registrant's designated audit committee  financial experts.  They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2005:  $74,740
          FY 2006:  $83,187

(b)       Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2005:  $0
          FY 2006:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(c)      Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2005:  $17,050
          FY 2006:  $24,732

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(d)       All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2005:  $0
          FY 2006:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2005:  $0
          FY 2006:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2005:  $202,050
          FY 2006:  $318,312

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:      /s/  William M. Lyons
         ------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 28, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         ------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    November 28, 2006

By:      /s/  Robert J. Leach
         ------------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    November 28, 2006